Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Intangible Assets Net Of Accumulated Amortization [Line Items]
Goodwill, Beginning balance	$ 134,242,000		$ 133,659,000		$ 162,180,000
Goodwill, Amortization expense	0		0		0	[1]
Goodwill, Impairment	0		0		(10,100,000)	[2],[3]
Goodwill, Divestitures	0		0		(18,421,000)	[3]
Goodwill, Additions	7,701,000	[3]	583,000		0
Goodwill, Ending balance	141,943,000		134,242,000		133,659,000
Other Intangible Assets, Beginning Balance	22,700,000	[4]	26,243,000	[4]	32,881,000	[4]
Other Intangible Assets, Amortization expense	(3,912,000)	[4]	(3,910,000)	[4]	(4,380,000)	[1],[4]
Other Intangible Assets, Divestitures					(2,258,000)	[3],[4]
Other Intangible Assets, Additions	3,200,000	[3],[4]	367,000	[4]
Other Intangible Assets, Ending Balance	21,988,000	[4]	22,700,000	[4]	26,243,000	[4]
First Horizon Insurance And Msaver[Member]
Intangible Assets Net Of Accumulated Amortization [Line Items]
Amortization expense included in income/(loss) from discontinued operations, net of tax					$ 400,000

[1]	Amortization expense related to FHI and Msaver of $.4 million for 2011 is included in Income/(loss) from discontinued operations, net of tax on the Consolidated Statements of Income.
[2]	See Note 27 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[3]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to acquisitions and divestitures.
[4]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.